BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of voluntary change in accounting policy [abstract]
Disclosure Of Detailed Information Of Useful Lives And Depreciation Rates Of Property Plant And Equipment [Text Block]
Depreciation is estimated on a straight-line basis during the estimated useful life of the asset. The annual depreciation rates for each item of assets are:

Asset	Useful Life
Own use buildings	According to appraisals without exceeding 70 years
Equipment, furniture and accessories	From 3 to 10 years
Machinery and equipment	From 5 to 25 years
Computer equipment	From 3 to 12 years
Vehicles	From 5 to 10 years
Bearer plants	From 25 to 35 years